TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 4,124	$ 2,938
Instruments [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	4,124	2,938
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	3,953	2,767
Less than one year [Member] | Instruments [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	3,953	2,767
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	171	171
Between one and five years [Member] | Instruments [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 171	$ 171